Note 6 - Oil and Natural Gas Properties (Tables)	12 Months Ended
Dec. 31, 2013
Oil and Gas Property [Abstract]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
	2013	2012

Proved-developed producing properties	$6,424	$4,960
Proved-developed non producing properties	9,534	9,509
Proved-undeveloped properties	9,972	9,850
Less: Accumulated depletion	(2,330)	(1,813)

Total oil and natural gas properties, net of accumulated depletion	$23,600	$22,506

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Value of assets and liabilities obtained	$1,488
Proved oil and natural gas properties
Asset retirement obligations	(11)

Total assets and liabilities obtained	$1,477

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Fair value of assets acquired and liabilities assumed
Proved-developed producing properties	$876
Asset retirement obligation	(17)
Total fair value of assets acquired and liabilities assumed, net	$859

Consideration transferred
Cash consideration paid directly by the Company	$140
Cash consideration paid through debt financing	322
Stock to be issued at fair value	397
Total consideration paid	$859